Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 48,450
Accumulated Amortization		(44,926)
Net Book Value		$ 3,524
Weighted Average Remaining Useful Life (Years)		10 months 2 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 10,514
Accumulated Amortization		(10,514)
Net Book Value		$ 0
Weighted Average Remaining Useful Life (Years)		0 years
Patent and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37,515	$ 37,312
Accumulated Amortization	(37,327)	(33,980)
Net Book Value	$ 188	$ 3,332
Weighted Average Remaining Useful Life (Years)	2 years 8 months 1 day	10 months 2 days
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 570
Accumulated Amortization		(394)
Net Book Value		$ 176
Weighted Average Remaining Useful Life (Years)		11 months 1 day
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 54
Accumulated Amortization		(38)
Net Book Value		$ 16
Weighted Average Remaining Useful Life (Years)		11 months 1 day